Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Earnings Per Share
Net income	$ 34,681	$ 28,116	$ 69,348	$ 57,469
Weighted average shares outstanding (in shares)	85,430	85,083	85,353	85,017
Weighted average common and common equivalent shares outstanding (in shares)	87,241	86,783	87,176	86,764
Earning per share, Basic	$ 0.41	$ 0.33	$ 0.81	$ 0.68
Earning per share, Diluted	$ 0.40	$ 0.32	$ 0.80	$ 0.66
Employee Stock Options
Earnings Per Share
Dilutive effect of employee stock options (in shares)	556	483	557	515
Restricted stock and Performance share
Earnings Per Share
Dilutive effect of employee stock options (in shares)	1,255	1,217	1,266	1,232